EARNINGS PER SHARE (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EARNINGS PER SHARE [Abstract]
Computations of Basic Weighted Average Earnings per Common Share
The following information sets forth the computations of basic weighted average earnings per common share for the three and nine months ended September 30, 2021 and for the period from July 31, 2020 to September 30, 2020:
	For the three months ended September 30, 2021	Period from July 31, 2020 to September 30, 2020	For the nine months ended September 30, 2021	Period from July 31, 2020 to September 30, 2020
Net income attributable to common stockholders	$ 7,930,680	$2,106,250	$13,959,222	$2,106,250
Divided by:
Basic weighted average shares of common stock outstanding	16,402,984	5,376,411	12,368,977	5,376,411
Diluted weighted average shares of common stock outstanding	16,776,648	5,376,411	12,742,641	5,376,411
Basic weighted average earnings per common share	$ 0.48	$ 0.39	$ 1.13	$ 0.39
Diluted weighted average earnings per common share	$ 0.47	$ 0.39	$ 1.10	$ 0.39

The following information sets forth the computations of basic weighted average earnings per common share for the period from July 31, 2020 (commencement of operations) to December 31, 2020:
Period from July 31, 2020 to December 31, 2020
Net income / (loss) attributable to common stockholders	$4,313,632
Divided by:
Basic weighted average shares of common stock outstanding	5,694,475
Basic weighted average earnings per common share	$ 0.76